APP Cash awards (Details 7) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	1,419
Adjustable Performance Plan cash awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	The Adjustable Performance Plan is a deferred compensation plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan cash awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan) and 2010 (2010 Adjustable Performance Plan). The 2009 Adjustable Performance Plan cash awards were fully vested and expensed as of December 31, 2012 and were delivered in the first half of 2013. The 2010 Adjustable Performance Plan cash awards vest over a four-year period, with the final payout value subject to an upward or downward adjustment, depending on the financial performance of the specific business areas and the Group ROE. The adjustments are determined on an annual basis, increasing or decreasing the outstanding balances by a percentage equal to the reported ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative ROE applies for that year and is greater than the divisional adjustment. For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding 2010 Adjustable Performance Plan cash awards are linked to the Group's adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	4 years 0 months 0 days
Adjustable Performance Plan cash awards | Grant Date, July, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Conversion price		16.29
Amount of APP cash awards that were converted into APP share awards		498
Percentage of employees electing to exchange their existing awards for new awards		50.00%
Amount relating to the liability of APP cash awards reclassified into total shareholders' equity		453
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	1,406
Bank | Adjustable Performance Plan cash awards | Grant Date, July, 2012
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amount of APP cash awards that were converted into APP share awards		479
Percentage of employees electing to exchange their existing awards for new awards		50.00%
Amount relating to the liability of APP cash awards reclassified into total shareholders' equity		435